SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

23.  SHARE-BASED COMPENSATION

(a)	Option granted to employees

In order to provide additional incentives to employees and to promote the success of the Company’s business, the Company adopted a share incentive plan in 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options and RSUs to its employees, directors and consultants to purchase an aggregate of no more than 39,272,595 ordinary shares of the Company. The 2010 Plan was approved by the Board of Directors and shareholders of the Company on July 16, 2010. The 2010 Plan is administered by the Board of Directors or the Compensation Committee of the Board as set forth in the 2010 Plan (the “Plan Administrator”). All share options to be granted under the 2010 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to further promote the success and enhance the value, the Company adopted a share incentive plan in 2014 (the “2014 Plan”). Under the 2014 Plan, the Company may issue an aggregate of no more than 20,461,380 shares (“Maximum Number”) and such Maximum Number should be automatically increased by a number that is equal to 15% of the number of new shares issued by the Company from time to time. The maximum aggregate number of ordinary shares to be issued under 2014 Plan was subsequently amended to 39,606,817, as approved by the Board of Directors and shareholders of the Company on October 30, 2015. All share options, restricted shares and restricted share units to be granted under the 2014 Plan have a contractual term of ten years and generally vest over 3 to 4 years in the grantee’s option agreement.

In order to continuously attract and retain talents, the Company adopted a share incentive plan in 2020 (the “2020 Plan”). Under the 2020 Plan, the Company is authorized to issue an aggregate of 46,560,708 Class A ordinary shares of the Company (equal to the sum of (i) 5% of the Company’s share capital as of the date hereof, calculated on an as-converted basis by taking into consideration all the convertible promissory notes issued and to be issued by the Company, and (ii) 7,562,532 Class A ordinary shares reserved under the “2010 Plan” and “2014 Plan” for future grants) will be reserved for future issuance. After adoption of the 2020 Plan, the Company will cease to grant any new awards under the 2010 Plan and 2014 Plan while the 2010 Plan and 2014.

Plan and outstanding awards granted thereunder will remain effective and can be amended by the Company from time to time pursuant to the applicable terms thereto. The 2020 Plan was approved by the Board of Directors and shareholder of the Company on May 13, 2020.

The following table summarized the Company’s employee share option activity under the 2010 Plan:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2022	362,004	0.17	0.01	—
Exercised	(2,802)	0.15	—	—
Outstanding, December 31, 2022	359,202	0.17	1.96	277
Vested at December 31, 2022	359,202	0.17	1.96	277
Exercisable as of December 31, 2022	359,202	0.17	1.96	277

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s shares. As of December 31, 2022, the Company had options outstanding to purchase an aggregate of 359,202 shares with an exercise price below the fair value of the Company’s shares, resulting in an aggregate intrinsic value of RMB1,911 (US$277).

23.  SHARE-BASED COMPENSATION (CONTINUED)

(a)Option granted to employees (continued)

The aggregate fair value at the grant date of the outstanding options as of December 31, 2022 was determined to be RMB5,062 (US$733) The total fair value of share options exercised during the years ended December 31, 2020, 2021 and 2022 was US$594, US$122 and US$4, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022 was US$2,336, US$67, and US$2, respectively.

As of December 31, 2022, the Company has recorded all the share-based compensation expenses in relation to outstanding share options.

(b)Shares granted to management

The Company granted 314,842, 3,534,767 and 866,716 RSUs in 2020, 2021 and 2022, respectively, with performance conditions whereby a predetermined number will vest upon the assignment of an annual performance review in accordance with predetermined performance targets for the grantees over a one or four-year period. As it is probable for the Company to estimate the annual performance review ratings for the individual grantees, the Company recognized the related compensation expenses using the accelerated recognition method.

The Company granted 1,848,701, 298,454 and 22,000 RSUs in 2020, 2021 and 2022, respectively, with performance conditions whereby a predetermined number will vest upon with the achievement of predetermined operation performance targets for the Company. As it is probable for the Company to estimate the operation performance for the Company, the Company recognized the related compensation expenses using the accelerated recognition method.

The following table summarized the Company’s RSUs activity under the 2014 and 2020 Plan:

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2022	2,808,129	14.18	7.4	—
Granted	888,716	5.48	—	—
Vested	(944,474)	7.29	—	—
Forfeited	(1,051,507)	17.72	—	—
Unvested, December 31, 2022	1,700,864	11.28	6.1	9,644

Share-based compensation expenses for RSUs are measured based on the closing fair market value of the Company’s ADS on the date of grant and the reporting date for liability classified RSUs, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2022 was RMB66,517 (US$9,644). The weighted average grant date fair value of RSUs granted during the years ended December 31, 2020, 2021 and 2022 was US$22.62, US$12.31 and US$5.48, respectively. The total fair value of RSUs vested during the years ended December 31, 2020, 2021 and 2022 was US$3,866, US$42,672 and US$6,883, respectively.

As of December 31, 2022, there was RMB21,591 (US$3,130) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 0.4 year. Total unrecognized share-based compensation expenses may be adjusted for future changes when actual forfeitures incurred.

(c)	Share-based compensation due to business combination (Note 4)

For the years ended December 31, 2021 and 2022, the Company recorded compensation cost of RMB55,156 and RMB75,960 (US$11,013) within the Company’s consolidated statements of operations. As of December 31, 2022, there was RMB18,496 (US$2,682) of unrecognized share-based compensation expenses.

23.  SHARE-BASED COMPENSATION (CONTINUED)

(c)Share-based compensation due to business combination (Note 4) (continued)

Total share-based compensation expenses relating to share options, RSUs granted to employees and share-based compensation due to business combination recognized for the years ended December 31, 2020, 2021 and 2022 were as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	15,251	13,713	563	82
Sales and marketing expenses	38,247	2,545	17,794	2,580
General and administrative expenses	82,672	292,947	85,508	12,397
Research and development expenses	634	10,805	14,305	2,074
	136,804	320,010	118,170	17,133